Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Segment information

Note 22. Segment information

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. For reviewing the operational performance of the Group and for the purpose of allocating resources, the Chief Operating Decision Maker (“CODM”) of the Group, identified as the Chief Executive Officer, reviews the consolidated results as a whole. The CODM considers the Group a single operating and reportable segment, when monitoring operations, making decisions on capital and investment allocations and evaluating performance.

Segment revenue and non-current assets by geographical area

In presenting the geographical information, revenue is based on the region in which the customer is located. All intellectual property is located in Brazil. Assets are based on the geographic locations of the assets which are also centrally located in Brazil; therefore, the Group operates in one geographical location.

For the six-month periods ended June 30, 2025, and 2024, the Group generated 100% of its revenues originating from customers located in Brazil.

The Company’s non-current assets are entirely located in Brazil as of June 30, 2025, and December 31, 2024.